Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Creation Date	Jul. 09, 2025
Document Effective Date	Jul. 09, 2025
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
First Trust WCM International Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s prospectus or summary prospectus, effective on or about September 8, 2025, the section entitled “Summary Information - Principal Investment Strategies” in the Fund’s prospectus and summary prospectus is revised in the following manner:

1.	The following is added as the penultimate sentence of the first paragraph:

The Fund focuses on companies that the Fund’s investment sub-advisor, WCM Investment Management, LLC (the "Sub-Advisor"), believes to be undervalued because their businesses are out of favor and/or their stocks are undervalued in comparison to their intrinsic values, their peers, or their prospects for growth.

2.	The third paragraph is replaced in its entirety with the following:

The Sub-Advisor’s investment process begins with a bottom-up, fundamental research approach to identify companies with comparatively low valuations compared to other companies of similar market capitalization, sector, and/or industry, based on factors such as the price-to-earnings ratio, price-to-book ratio, price-to-cash flow ratio, dividend yield, net working capital, and earnings estimate revisions. The Fund’s Sub-Advisor believes that investment in a company with relatively low valuations may afford capital protection from permanent loss and may result in substantial appreciation if the market recognizes the company’s intrinsic value. The Sub-Advisor’s investment process seeks companies that are industry leaders with expanding competitive advantages, strong balance sheets, and attractive valuations. In selecting securities, the Fund’s Sub-Advisor also considers other factors including, among others, potential political, monetary policy, and regulatory impacts.

3.	The first sentence of the fourth paragraph is replaced in its entirety with the following:

As of June 30, 2025, the Fund expects to have significant investments in financial companies, industrial companies, U.K. issuers, European issuers and Asian issuers, although this may change from time to time.

Notwithstanding anything to the contrary in the Fund’s prospectus or summary prospectus, effective on or about September 8, 2025, the following is added to the section entitled “Summary Information - Principal Risks” in the Fund’s prospectus and summary prospectus:

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.